SCHEDULE II - VALUATION AND QUALIFYING ACCOUNTS	12 Months Ended
Dec. 31, 2024
SEC Schedule, 12-09, Valuation and Qualifying Accounts [Abstract]
SCHEDULE II - VALUATION AND QUALIFYING ACCOUNTS
SCHEDULE II—VALUATION AND QUALIFYING ACCOUNTS
Years Ended December 31, 2024, 2023, and 2022
(In Thousands)

Description	Balance at Beginning of Year	Additions Charged to Cost and Expenses		Deductions		Balance at End of Year
Allowance for doubtful accounts:
Year ended December 31, 2024	$210	$191		—		$401
Year ended December 31, 2023	73	137		—		210
Year ended December 31, 2022	58	15		—		73

Deferred tax asset valuation allowance:
Year ended December 31, 2024	$50,418	—		($2,271)	(a)	$48,147
Year ended December 31, 2023	40,844	9,574	(b)	—		50,418
Year ended December 31, 2022	36,904	3,940	(b)	—		40,844

(a)The 2024 decrease in the valuation allowance is due to a reduction in TRS deferred tax assets.
(b)The 2023 and 2022 increase in the valuation allowance is due to an increase in TRS deferred tax assets.